Stock-Based Compensation - Weighted-Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Estimated fair value	$ 10.28	$ 12.23	$ 11.38
Risk-free interest rates	1.30%	1.70%	1.70%
Dividend yield	2.60%	2.60%	2.60%
Stock volatility factor	0.36%	0.37%	0.38%
Expected life of options (in years)	5 years 6 months	5 years 6 months	5 years 6 months